February 2021 Convertible Preferred Shares and Warrants	6 Months Ended
Jun. 30, 2021
February 2021 Convertible Preferred Shares And Warrants [Abstract]
February 2021 Convertible Preferred Shares and Warrants

Note 14 — February 2021 Convertible Preferred Shares and Warrants

On February 15, 2021, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement) with one third party investor (the “Purchaser”), pursuant to which the Company received $6,440,000 in consideration of the issuance of: a) Series A Convertible Preferred Shares (the “Series A Convertible Preferred Shares”) with a stated value of $7,000,000; b) a warrant (the “Series D Warrant”) to purchase 2,333,333 American Depositary Shares (“ADS”) of the Company until the fifth year anniversary of the closing date at an exercise price of $3.00 per ADS; c) a one-year warrant to purchase 13,333,333 ADS (the “Series E Warrant”) at an exercise price of $3.00 per ADS, each exercise of which entitles the Warrant holder to receive one ADS and a 8% cash discount; and d) a 5-year warrant to purchase 13,333,333 ADS (the “Series F Warrant”, together with the Series D Warrant and the Series E Warrant, the “February 2021 Warrants”) at an exercise price of $3.00 per ADS. The exercisability of Series F Warrant shall vest ratably from time to time in proportion to the exercise of the Series E Warrants by the holder. The transactions contemplated under the Securities Purchase Agreement were closed on February 18, 2021.

The number of Series A Convertible Preferred Shares is 7,000 and each share has a par value of $0.0001 and a stated value of $1,000. The Series A Convertible Preferred Shares have no voting rights, bear dividend rights at a rate of 8% per annum commencing on the six month anniversary of the closing date, and are convertible into the ADSs, beginning after its original date of issuance at an initial conversion price of $3.00 per share. Dividend is payable quarterly in cash, or the Company may pay accrued interest in its ADSs. At election of the Company, the Series A Convertible Preferred Shares may be redeemed, subject to certain equity conditions.

The Series A Convertible Preferred Shares include an adjustment provision in the event of share combination event (as defined in the agreements), also include a full ratchet anti-dilution in the event that the Company issues any ADSs or ordinary shares for a per share purchase price less than the then conversion price. Similarly, the February 2021 Warrants include the same adjustment provisions for the exercise price.

Series A Convertible Preferred Shares are classified as equity and carried at the amount recorded at inception, without amortization. The discount to the redemption amount shall be recognized as a dividend upon redemption.

The Company adopted ASU 2017-11, Accounting for Certain Financial Instruments with Down Round Features. The detachable February 2021 Warrants issued to the holder are considered to be indexed to the Company’s own stock and classified in stockholders’ equity and therefore they meet the scope exception prescribed in ASC 815-10-15. The fair value of February 2021 Warrants is measured by using Binomial Option Pricing Model and Black-Scholes Merton Valuation Model with the assumptions below on the date of issuance. The three series of February 2021Warrants were valued at approximately $2,509,000, $7,114,000 and $11,952,000, respectively with no subsequent adjustment of fair value in accordance with ASC 815.

	Series D	Series E	Series F
Expected term in years	5	1	5
Expected dividend yield	0%	0%	0%
Volatility	43.05%	50.45%	43.05%
Risk-free interest Rate	0.63%	0.208%	0.63%

In accordance with ASC 470-20, the Company allocated the net proceeds to Series A Convertible Preferred Shares, the detachable Series D, E and F February 2021 Warrants on their relative fair value basis, in the amount of approximately $1,563,000, $560,000, $1,588,000 and $2,669,000, respectively. For the holder of the Series A Convertible Preferred Shares, conversion price results in beneficial conversion feature (the “BCF”) that is separated as an equity component and assigned a value of approximately $1,563,000 as a prefer stock discount. Such discount is amortized all at once upon issuance date and the amortization is treated as a deemed dividend.

The issuance costs are allocated in the same proportion as the proceeds are allocated to the preferred stock and warrants. Issuance costs allocated to the equity-classified warrants in an aggregate of $81,000 were charged to additional paid in capital.

The Series A Convertible Preferred Shares are recognized initially at fair value, net of debt discounts including the amount paid to the holder of $620,000 and allocation of proceeds to the detachable Series D and Series E Warrants of $2,149,000, in an aggregate of approximately $4,231,000 on the date of issuance. As the vesting of Series F Warrants is contingent upon the exercise of Series E, preferred stock discounts related to allocation of proceeds to Series F Warrants will be deferred and recognized until Series F Warrants are vested on a proportional basis.